Expense Example {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-10 - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 601